Investments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 03, 2025 USD ($)	Feb. 03, 2025 CAD ($)
Investments
Investments	$ 325.5	$ 254.5
Equity method investments	324.8	246.4
Unrealized gains (loss) on available-for-sale investments
Net gain on changes in the fair value of equity investments at FVTOCI	46.6	8.4
Income tax expense in other comprehensive (loss) income	6.2	1.1
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	40.4	7.3
Discovery Silver Corp. on the Porcupine Complex Canada | Major Acquisitions
Investments
Purchase price			$ 48.6	$ 70.9
Equity investments
Investments
Investments	324.8	246.4
Cost of equity investments disposed of	22.2	1.5
Gross proceeds from disposal	20.9	2.0
Unrealized gains (loss) on available-for-sale investments
Net gain on changes in the fair value of equity investments at FVTOCI	46.6	8.4
Income tax expense in other comprehensive (loss) income	(6.2)	(1.1)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	40.4	7.3
G Mining Ventures
Investments
Equity method investments	133.8	47.6
Labrador Iron Ore Royalty Corporation
Investments
Equity method investments	127.3	152.7
Other
Investments
Equity method investments	63.7	46.1
Warrants
Investments
Investments	$ 0.7	$ 8.1